Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2014 and Dec. 31, 2013, by caption on the consolidated balance sheet and by valuation hierarchy (as described above). We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us. There were no material transfers between Level 1 and Level 2 during 2014.

Assets measured at fair value on a recurring basis at Dec. 31, 2014
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$19,997	$—	$—	$—	$19,997
U.S. Government agencies	—	343	—	—	343
Sovereign debt	40	17,244	—	—	17,284
State and political subdivisions (b)	—	5,236	11	—	5,247
Agency RMBS	—	32,600	—	—	32,600
Non-agency RMBS	—	953	—	—	953
Other RMBS	—	1,551	—	—	1,551
Commercial MBS	—	1,959	—	—	1,959
Agency commercial MBS	—	3,132	—	—	3,132
Asset-backed CLOs	—	2,130	—	—	2,130
Other asset-backed securities	—	3,240	—	—	3,240
Equity securities	95	—	—	—	95
Money market funds (b)	763	—	—	—	763
Corporate bonds	—	1,785	—	—	1,785
Other debt securities	—	2,169	—	—	2,169
Foreign covered bonds	2,250	618	—	—	2,868
Non-agency RMBS (c)	—	2,214	—	—	2,214
Total available-for-sale securities	23,145	75,174	11	—	98,330
Trading assets:
Debt and equity instruments (b)	2,204	2,217	—	—	4,421
Derivative assets not designated as hedging:
Interest rate	7	17,137	6	(13,942)	3,208
Foreign exchange	—	6,280	—	(4,246)	2,034
Equity	96	278	3	(159)	218
Total derivative assets not designated as hedging	103	23,695	9	(18,347)	5,460
Total trading assets	2,307	25,912	9	(18,347)	9,881
Loans	—	21	—	—	21
Other assets:
Derivative assets designated as hedging:
Interest rate	—	477	—	—	477
Foreign exchange	—	374	—	—	374
Total derivative assets designated as hedging	—	851	—	—	851
Other assets (d)	250	745	70	—	1,065
Total other assets	250	1,596	70	—	1,916
Subtotal assets of operations at fair value	25,702	102,703	90	(18,347)	110,148
Percentage of assets prior to netting	20%	80%	—%
Assets of consolidated investment management funds:
Trading assets	100	8,578	—	—	8,678
Other assets	457	147	—	—	604
Total assets of consolidated investment management funds	557	8,725	—	—	9,282
Total assets	$26,259	$111,428	$90	$(18,347)	$119,430
Percentage of assets prior to netting	19%	81%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2014
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$367	$294	$—	$—	$661
Derivative liabilities not designated as hedging:
Interest rate	3	17,645	6	(14,467)	3,187
Foreign exchange	—	6,367	—	(3,149)	3,218
Equity and other contracts	47	499	3	(181)	368
Total derivative liabilities not designated as hedging	50	24,511	9	(17,797)	6,773
Total trading liabilities	417	24,805	9	(17,797)	7,434
Long-term debt (b)	—	347	—	—	347
Other liabilities:
Derivative liabilities designated as hedging:
Interest rate	—	385	—	—	385
Foreign exchange	—	62	—	—	62
Total derivative liabilities designated as hedging	—	447	—	—	447
Other liabilities	4	—	—	—	4
Total other liabilities	4	447	—	—	451
Subtotal liabilities of operations at fair value	421	25,599	9	(17,797)	8,232
Percentage of liabilities prior to netting	2%	98%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	—	7,660	—	—	7,660
Other liabilities	1	8	—	—	9
Total liabilities of consolidated investment management funds	1	7,668	—	—	7,669
Total liabilities	$422	$33,267	$9	$(17,797)	$15,901
Percentage of liabilities prior to netting	1%	99%	—%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Assets measured at fair value on a recurring basis at Dec. 31, 2013
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Available-for-sale securities:
U.S. Treasury	$12,852	$—	$—	$—	$12,852
U.S. Government agencies	—	948	—	—	948
Sovereign debt	40	11,314	—	—	11,354
State and political subdivisions (b)	—	6,663	11	—	6,674
Agency RMBS	—	25,321	—	—	25,321
Non-agency RMBS	—	1,142	—	—	1,142
Other RMBS	—	2,285	—	—	2,285
Commercial MBS	—	2,357	—	—	2,357
Agency commercial MBS	—	1,789	—	—	1,789
Asset-backed CLOs	—	1,562	—	—	1,562
Other asset-backed securities	—	2,891	—	—	2,891
Equity securities	19	—	—	—	19
Money market funds (b)	938	—	—	—	938
Corporate bonds	—	1,815	—	—	1,815
Other debt securities	—	1,796	—	—	1,796
Foreign covered bonds	2,238	633	—	—	2,871
Non-agency RMBS (c)	—	2,695	—	—	2,695
Total available-for-sale securities	16,087	63,211	11	—	79,309
Trading assets:
Debt and equity instruments (b)	4,559	4,338	1	—	8,898
Derivative assets not designated as hedging:
Interest rate	4	14,702	6	(13,231)	1,481
Foreign exchange	—	3,609	1	(2,294)	1,316
Equity	274	395	15	(281)	403
Total derivative assets not designated as hedging	278	18,706	22	(15,806)	3,200
Total trading assets	4,837	23,044	23	(15,806)	12,098
Other assets:
Derivative assets designated as hedging:
Interest rate	—	1,206	—	—	1,206
Foreign exchange	—	76	—	—	76
Total derivative assets designated as hedging	—	1,282	—	—	1,282
Other assets (d)	148	193	105	—	446
Total other assets	148	1,475	105	—	1,728
Subtotal assets of operations at fair value	21,072	87,730	139	(15,806)	93,135
Percentage of assets prior to netting	19%	81%	—%
Assets of consolidated investment management funds:
Trading assets	61	10,336	—	—	10,397
Other assets	739	136	—	—	875
Total assets of consolidated investment management funds	800	10,472	—	—	11,272
Total assets	$21,872	$98,202	$139	$(15,806)	$104,407
Percentage of assets prior to netting	18%	82%	—%

Liabilities measured at fair value on a recurring basis at Dec. 31, 2013
(dollar amounts in millions)	Level 1	Level 2	Level 3	Netting (a)	Total carrying value
Trading liabilities:
Debt and equity instruments	$1,030	$585	$—	$—	$1,615
Derivative liabilities not designated as hedging:
Interest rate	3	15,178	31	(12,429)	2,783
Foreign exchange	—	3,536	—	(1,711)	1,825
Equity and other contracts	214	745	44	(281)	722
Total derivative liabilities not designated as hedging	217	19,459	75	(14,421)	5,330
Total trading liabilities	1,247	20,044	75	(14,421)	6,945
Long-term debt (b)	—	321	—	—	321
Other liabilities - derivative liabilities designated as hedging:
Interest rate	—	167	—	—	167
Foreign exchange	—	336	—	—	336
Total other liabilities - derivative liabilities designated as hedging	—	503	—	—	503
Subtotal liabilities of operations at fair value	1,247	20,868	75	(14,421)	7,769
Percentage of liabilities prior to netting	6%	94%	—%
Liabilities of consolidated investment management funds:
Trading liabilities	16	10,069	—	—	10,085
Other liabilities	—	46	—	—	46
Total liabilities of consolidated investment management funds	16	10,115	—	—	10,131
Total liabilities	$1,263	$30,983	$75	$(14,421)	$17,900
Percentage of liabilities prior to netting	4%	96%	—%

(a)
ASC 815 permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities, and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.

(b)	Includes certain interests in securitizations.

(c)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

(d)	Includes private equity investments and seed capital.

Details Of Certain Items Measured At Fair Value On Recurring Basis Table

Details of certain items measured at fair value on a recurring basis	Dec. 31, 2014					Dec. 31, 2013
	Total carrying value (a)	Ratings				Total carrying value (a)	Ratings
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower
(dollar amounts in millions)
Non-agency RMBS, originated in:
2007	$78	—%	—%	—%	100%	$90	—%	—%	41%	59%
2006	138	—	—	—	100	156	—	—	—	100
2005	284	—	21	19	60	330	—	24	16	60
2004 and earlier	453	3	5	27	65	566	3	6	30	61
Total non-agency RMBS	$953	1%	9%	19%	71%	$1,142	1%	10%	23%	66%
Commercial MBS - Domestic, originated in:
2009-2014	$639	83%	17%	—%	—%	$466	81%	19%	—%	—%
2008	19	100	—	—	—	22	59	41	—	—
2007	353	65	21	14	—	457	69	20	11	—
2006	599	83	17	—	—	683	84	16	—	—
2005	271	100	—	—	—	486	100	—	—	—
2004 and earlier	6	100	—	—	—	153	93	7	—	—
Total commercial MBS - Domestic	$1,887	82%	15%	3%	—%	$2,267	84%	14%	2%	—%
Foreign covered bonds:
Canada	$1,266	100%	—%	—%	—%	$851	100%	—%	—%	—%
United Kingdom	690	100	—	—	—	803	100	—	—	—
Netherlands	244	100	—	—	—	298	100	—	—	—
Other	668	100	—	—	—	919	100	—	—	—
Total foreign covered bonds	$2,868	100%	—%	—%	—%	$2,871	100%	—%	—%	—%
European floating rate notes - available-for-sale:
United Kingdom	$1,172	83%	17%	—%	—%	$1,668	79%	21%	—%	—%
Netherlands	296	100	—	—	—	434	100	—	—	—
Ireland	144	—	—	—	100	165	10	—	—	90
Italy	—	—	—	—	—	104	—	100	—	—
Other	25	99	1	—	—	42	89	5	—	6
Total European floating rate notes - available-for-sale	$1,637	79%	12%	—%	9%	$2,413	75%	19%	—%	6%
Sovereign debt:
United Kingdom	$5,076	100%	—%	—%	—%	$4,709	100%	—%	—%	—%
France	3,550	100	—	—	—	1,568	100	—	—	—
Spain	1,978	—	—	100	—	137	—	—	100	—
Netherlands	1,800	100	—	—	—	2,105	100	—	—	—
Germany	1,522	100	—	—	—	2,182	100	—	—	—
Italy	1,427	—	—	100	—	171	—	—	100	—
Ireland	672	—	—	100	—	—	—	—	—	—
Other	1,259	93	—	7	—	482	100	—	—	—
Total sovereign debt	$17,284	76%	—%	24%	—%	$11,354	97%	—%	3%	—%
Non-agency RMBS (b), originated in:
2007	$620	—%	—%	—%	100%	$812	—%	—%	—%	100%
2006	653	—	—	1	99	780	—	—	1	99
2005	727	—	3	1	96	854	—	3	—	97
2004 and earlier	214	—	4	7	89	249	—	4	16	80
Total non-agency RMBS (b)	$2,214	—%	1%	1%	98%	$2,695	—%	1%	2%	97%

(a)
At Dec. 31, 2014 and Dec. 31, 2013, foreign covered bonds and sovereign debt were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.

(b)	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.

Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation
The tables below include a roll forward of the balance sheet amounts for the years ended Dec. 31, 2014 and 2013 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2014
	Available-for-sale securities		Trading assets						Total assets
(in millions)	State and political subdivisions		Debt and equity instruments		Derivative assets	(a)	Other assets
Fair value at Dec. 31, 2013	$11		$1		$22		$105		$139
Transfers into Level 3	—		—		—		18		18
Transfers out of Level 3	—		—		(12)		—		(12)
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	—	(b)	—	(c)	12	(c)	(8)	(d)	4
Purchases, sales and settlements:
Purchases	—		—		—		16		16
Sales	—		—		—		(61)		(61)
Settlements	—		(1)		(13)		—		(14)
Fair value at Dec. 31, 2014	$11		$—		$9		$70		$90
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$—		$13		$—		$13

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2014
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2013	$75		$75
Transfers out of Level 3	(39)		(39)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(14)	(b)	(14)
Purchases and settlements:
Purchases	3		3
Settlements	(16)		(16)
Fair value at Dec. 31, 2014	$9		$9
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$9		$9

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Fair value measurements for assets using significant unobservable inputs for the year ended Dec. 31, 2013
	Available-for-sale securities		Trading assets							Assets of consolidated investment management funds
(in millions)	State and political subdivisions		Debt and equity instruments		Derivative assets	(a)	Other assets		Total assets of operations
Fair value at Dec. 31, 2012	$45		$48		$58		$120		$271	$44
Transfers out of Level 3	—		—		(19)		—		(19)	—
Total gains or (losses) for the period:
Included in earnings (or changes in net assets)	7	(b)	2	(c)	(17)	(c)	1	(d)	(7)	2	(e)
Purchases, sales and settlements:
Purchases	—		—		—		8		8	—
Sales	—		(49)		—		(24)		(73)	(46)
Settlements	(41)		—		—		—		(41)	—
Fair value at Dec. 31, 2013	$11		$1		$22		$105		$139	$—
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period			$—		$(12)		$—		$(12)	$—

(a)	Derivative assets are reported on a gross basis.

(b)
Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive income (loss) except for the credit portion of OTTI losses which are recorded in securities gains (losses).

(c)	Reported in foreign exchange and other trading revenue.

(d)	Reported in investment and other income.

(e)	Reported in income from consolidated investment management funds.

Fair value measurements for liabilities using significant unobservable inputs for the year ended Dec. 31, 2013
	Trading liabilities		Total liabilities
(in millions)	Derivative liabilities	(a)
Fair value at Dec. 31, 2012	$224		$224
Transfers out of Level 3	(17)		(17)
Total (gains) or losses for the period:
Included in earnings (or changes in net liabilities)	(125)	(b)	(125)
Settlements	(7)		(7)
Fair value at Dec. 31, 2013	$75		$75
Change in unrealized (gains) or losses for the period included in earnings (or changes in net assets) for liabilities held at the end of the reporting period	$(29)		$(29)

(a)	Derivative liabilities are reported on a gross basis.

(b)	Reported in foreign exchange and other trading revenue.

Assets Measured at Fair Value on Nonrecurring Basis
The following tables present the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy as of Dec. 31, 2014 and Dec. 31, 2013, for which a nonrecurring change in fair value has been recorded during the years ended Dec. 31, 2014 and Dec. 31, 2013.

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2014				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$112	$2	$114
Other assets (b)	—	6	—	6
Total assets at fair value on a nonrecurring basis	$—	$118	$2	$120

Assets measured at fair value on a nonrecurring basis at Dec. 31, 2013				Total carrying value
(in millions)	Level 1	Level 2	Level 3
Loans (a)	$—	$128	$9	$137
Other assets (b)	—	15	—	15
Total assets at fair value on a nonrecurring basis	$—	$143	$9	$152

(a)
During the years ended Dec. 31, 2014 and Dec. 31, 2013, the fair value of these loans decreased less than $6 million and $3 million, respectively, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.

(b)	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or fair value.

Fair Value Inputs, Assets, Quantitative Information
The following tables present the unobservable inputs used in the valuation of assets and liabilities classified as Level 3 within the fair value hierarchy.

Quantitative information about Level 3 fair value measurements of assets
(dollars in millions)	Fair value at Dec. 31, 2014	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Available-for-sale securities:
State and political subdivisions	$11	Discounted cash flow	Expected credit loss	2%
Trading assets:
Derivative assets:
Interest rate contracts:
Structured foreign exchange swaptions	6	Option pricing model (a)	Correlation risk	0%-25%
			Long-term foreign exchange volatility	15%-16%
Equity:
Equity options	3	Option pricing model (a)	Long-term equity volatility	23%-24%
Measured on a nonrecurring basis:
Loans	2	Discounted cash flows	Timing of sale	0-12 months
			Cap rate	8%
			Cost to complete/sell	0%-238%

Fair Value Inputs, Liabilities, Quantitative information

Quantitative information about Level 3 fair value measurements of liabilities
(dollars in millions)	Fair value at Dec. 31, 2014	Valuation techniques	Unobservable input	Range
Measured on a recurring basis:
Trading liabilities:
Derivative liabilities:
Interest rate contracts:
Structured foreign exchange swaptions	$6	Option pricing model (a)	Correlation risk	0%-25%
			Long-term foreign exchange volatility	15%-16%
Equity:
Equity options	3	Option pricing model (a)	Long-term equity volatility	23%-24%

(a)	The option pricing model uses market inputs such as foreign currency exchange rates, interest rates and volatility to calculate the fair value of the option.

Fair Value by Balance Sheet Grouping
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2014 and Dec. 31, 2013, by caption on the consolidated balance sheet and by the valuation hierarchy (as described above).

Summary of financial instruments	Dec. 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$96,682	$—	$96,682	$96,682
Interest-bearing deposits with banks	—	19,505	—	19,505	19,495
Federal funds sold and securities purchased under resale agreements	—	20,302	—	20,302	20,302
Securities held-to-maturity	5,063	16,064	—	21,127	20,933
Loans	—	56,840	—	56,840	56,749
Other financial assets	6,970	1,121	—	8,091	8,091
Total	$12,033	$210,514	$—	$222,547	$222,252
Liabilities:
Noninterest-bearing deposits	$—	$104,240	$—	$104,240	$104,240
Interest-bearing deposits	—	160,688	—	160,688	161,629
Federal funds purchased and securities sold under repurchase agreements	—	11,469	—	11,469	11,469
Payables to customers and broker-dealers	—	21,181	—	21,181	21,181
Borrowings	—	956	—	956	956
Long-term debt	—	20,401	—	20,401	19,917
Total	$—	$318,935	$—	$318,935	$319,392

Summary of financial instruments	Dec. 31, 2013
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$104,359	$—	$104,359	$104,359
Interest-bearing deposits with banks	—	35,323	—	35,323	35,300
Federal funds sold and securities purchased under resale agreements	—	9,161	—	9,161	9,161
Securities held-to-maturity	3,268	16,175	—	19,443	19,743
Loans	—	49,316	—	49,316	49,180
Other financial assets	6,460	1,141	—	7,601	7,601
Total	$9,728	$215,475	$—	$225,203	$225,344
Liabilities:
Noninterest-bearing deposits	$—	$95,475	$—	$95,475	$95,475
Interest-bearing deposits	—	165,253	—	165,253	165,654
Federal funds purchased and securities sold under repurchase agreements	—	9,648	—	9,648	9,648
Payables to customers and broker-dealers	—	15,707	—	15,707	15,707
Borrowings	—	919	—	919	919
Long-term debt	—	19,965	—	19,965	19,543
Total	$—	$306,967	$—	$306,967	$306,946

Summary Of Hedged Financial Instruments Disclosure
The table below summarizes the carrying amount of the hedged financial instruments, the notional amount of the hedge and the unrealized gain (loss) (estimated fair value) of the derivatives.

Hedged financial instruments	Carrying amount	Notional amount of hedge	Unrealized
(in millions)			Gain	(Loss)
Dec. 31, 2014
Securities available-for-sale	$7,294	$7,045	$4	$(370)
Long-term debt	16,469	16,100	470	(14)
Dec. 31, 2013
Interest-bearing deposits with banks	$1,396	$1,396	$30	$(19)
Securities available-for-sale	5,914	6,647	721	(95)
Long-term debt	15,036	14,755	483	(72)